Employee Benefit Plans - Weighted-Average Assumptions Used to Determine Benefit Obligations and Net Periodic Benefit Cost (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
U.S. (Pension Benefits) [Member]
Weighted-Average Assumptions Used to Determine Benefit Obligations at December 31
Discount rate	4.30%	4.65%
Rate of compensation increase	4.25%	4.00%
Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost for Years Ended December 31
Discount rate	4.65%	5.35%
Expected return on plan assets	7.00%	7.00%
Rate of compensation increase	4.00%	4.00%
Int'l (Pension Benefits) [Member]
Weighted-Average Assumptions Used to Determine Benefit Obligations at December 31
Discount rate	4.90%	5.40%
Rate of compensation increase	4.30%	4.10%
Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost for Years Ended December 31
Discount rate	5.40%	5.80%
Expected return on plan assets	6.40%	6.50%
Rate of compensation increase	4.10%	4.50%
Other Benefits [Member]
Weighted-Average Assumptions Used to Determine Benefit Obligations at December 31
Discount rate	4.40%	5.00%
Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost for Years Ended December 31
Discount rate	5.00%	5.60%